Shareholder Report, Average Annual Return (Details)		12 Months Ended	38 Months Ended	46 Months Ended
		Oct. 31, 2025	Oct. 31, 2025 [1]	Oct. 31, 2025
C000231837 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Ambassador Fund (EMPIX)
Average Annual Return, Percent		11.61%		9.01%
C000237757 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Diplomat Fund (EMWIX)
Average Annual Return, Percent		4.03%	4.20%
Bloomberg Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Aggregate Bond Index
Average Annual Return, Percent		6.16%	3.96%	(0.10%)
Bloomberg US Treasury 3 10 Year Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury 3-10 Year Bond Total Return Index
Average Annual Return, Percent	[2]	6.32%	3.61%
Swiss Re Global Cat Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Swiss Re Global Cat Bond Index
Average Annual Return, Percent		12.94%		11.36%
ICE US Treasury 7 10 Year Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE US Treasury 7-10 Year Total Return Index
Average Annual Return, Percent		6.54%	2.73%

[1]	The Diplomat Fund commenced operations on September 13, 2022.
[2]	The Bloomberg US Treasury 3-10 Year Bond Total Return Index replaces the ICE US Treasury 7-10 Year Total Return Index. The Bloomberg US Treasury 3-10 Year Bond Total Return Index is more representative of the Fund's investment strategies.